Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events
SUBSEQUENT EVENTS

Unsecured Revolving Credit Facility

On February 27, 2012, we entered into a three-year $125 million unsecured revolving credit facility (the “2012 Facility”) with the lenders party thereto, with BMO Capital Markets, as sole lead arranger and sole book runner, Bank of Montreal, as administrative agent (the “Agent"), U.S. Bank National Association, as syndication agent, and Capital One, N.A. and Well Fargo Bank, National Association, as co-documentation agents. Also included in the lender group was MidFirst Bank. We will use the 2012 Facility for general corporate purposes, including acquisitions and redevelopment of existing properties in its portfolio.

The 2012 Facility is unsecured and will mature on February 27, 2015. Borrowings under the 2012 Facility accrue interest (at the Partnership's option) at a Base Rate or a Eurodollar Loan Rate plus an applicable margin based upon the Company's then existing leverage. Base Rate means the higher of: (a) the Agent's prime commercial rate, (b) the sum of (i) average rate quoted the Agent by two or more federal funds brokers selected by the Agent for sale to the Agent at face value of federal funds in the secondary market in an amount equal or comparable to the principal amount for which such rate is being determined, plus (ii) 1/2 of 1%, and (c) the LIBOR rate for such day plus 1.00%. Eurodollar Loan Rate means LIBOR divided by the Eurodollar Reserve Percentage. The Eurodollar Reserve Percentage means the maximum reserve percentage at which reserves are imposed by the Board of Governors of the Federal Reserve System.

Whitestone will serve as the guarantor for funds borrowed by the Partnership under the 2012 Facility. The 2012 Facility contains customary terms and conditions, including, without limitation, affirmative and negative covenants such as information reporting requirements, maximum secured indebtedness to total asset value, minimum EBITDA (earnings before interest, taxes, depreciation, amortization or extraordinary items) to fixed charges, minimum property net operating income to total indebtedness and maintenance of net worth. The 2012 Facility also contains customary events of default with customary notice and cure, including, without limitation, nonpayment, breach of covenant, misrepresentation of representations and warranties in a material respect, cross-default to other major indebtedness, change of control, bankruptcy and loss of REIT tax status.

On February 27, 2012, simultaneously with entering into the 2012 Credit Facility, Whitestone terminated the Facility. The 2012 Facility replaces the Facility. See Note 8 for a description of the Facility.